Additional Information - Condensed Financial Statements of the Company - Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 357,796	$ 54,835	¥ 310,876	$ 47,644	¥ 161,100	¥ 362,862
Amounts due from subsidiaries and VIEs	32,587	4,994	56,653
Prepayments and other current assets	42,846	6,565	57,391
Total current assets	2,419,917	370,868	2,556,702
Non-current assets:
Investments using equity accounting	94,821	14,532	13,237
Available-for-sale debt investments	36,700	5,619	2,014,537
Total non-current assets	352,635	54,044	2,769,115
Total assets	2,772,552	424,912	5,325,817
Current liabilities:
Amounts due to related parties	34,420	5,275	34,155
Deposits in relation to disposal of investment in Particle			355,212
Taxes payable	402,610	61,703	287,765
Accrued expenses and other current liabilities	172,376	26,417	274,122
Total current liabilities	1,062,413	162,822	1,505,443
Non-current liabilities
Deferred tax liabilities	1,312	201	192,142
Total non-current liabilities	46,166	7,075	275,359
Total liabilities	1,108,579	169,897	1,780,802
Shareholders’ equity:
Additional paid-in capital	1,620,580	248,365	1,611,484
Statutory reserves	92,017	14,102	88,583
Retained earnings/(accumulated deficits)	(88,191)	(13,516)	186,324
Accumulated other comprehensive income/(loss)	(28,214)	(4,324)	1,405,808
Total shareholders’ equity	1,663,973	255,015	3,545,015		¥ 3,390,361	¥ 2,501,151
Total liabilities and shareholders’ equity	2,772,552	424,912	5,325,817
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	17,499	2,682	17,499
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	22,053	3,380	22,053
Parent Company
Current assets:
Cash and cash equivalents	24,932	3,821	7,681
Amounts due from subsidiaries and VIEs	867,801	132,996	1,021,268
Prepayments and other current assets	968	148	3,300
Total current assets	893,701	136,965	1,032,249
Non-current assets:
Investments using equity accounting	975,487	149,500	1,020,099
Available-for-sale debt investments	36,662	5,619	2,012,537
Total non-current assets	1,012,149	155,119	3,032,636
Total assets	1,905,850	292,084	4,064,885
Current liabilities:
Amounts due to related parties			13
Amounts due to subsidiaries and VIEs	16,429	2,518	8,489
Deposits in relation to disposal of investment in Particle			355,212
Taxes payable	225,960	34,630	141,016
Accrued expenses and other current liabilities	27,717	4,247	37,575
Total current liabilities	270,106	41,395	542,305
Non-current liabilities
Deferred tax liabilities			190,829
Total non-current liabilities			190,829
Total liabilities	270,106	41,395	733,134
Shareholders’ equity:
Additional paid-in capital	1,620,580	248,365	1,611,484
Statutory reserves	92,017	14,102	88,583
Retained earnings/(accumulated deficits)	(88,191)	(13,516)	186,324
Accumulated other comprehensive income/(loss)	(28,214)	(4,324)	1,405,808
Total shareholders’ equity	1,635,744	250,689	3,331,751
Total liabilities and shareholders’ equity	1,905,850	292,084	4,064,885
Parent Company | Class A ordinary shares
Shareholders’ equity:
Ordinary shares	17,499	2,682	17,499
Parent Company | Class B ordinary shares
Shareholders’ equity:
Ordinary shares	¥ 22,053	$ 3,380	¥ 22,053